Annual Operating Expenses - FidelityTotalInternationalIndexFund-PRO - FidelityTotalInternationalIndexFund-PRO - Fidelity Total International Index Fund - Fidelity Total International Index Fund	Dec. 30, 2024
Operating Expenses:
Management fee	0.06%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.06%